Schedule of Investments
May 31, 2023 (unaudited)
MP 63 Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 97.34%

Aerospace/Aircraft/Defense - 3.88%
The Boeing Co. (2)	5,164	1,062,235
Raytheon Technologies Corp.	24,541	2,261,208

		3,323,443
Auto Parts-Retail/Wholesale - 1.94%
Genuine Parts Co.	11,154	1,661,165

Banks-Money Center - 3.47%
Bank of America Corp.	45,009	1,250,800
Truist Financial Corp.	25,575	779,270
US Bancorp	31,101	929,920

		2,959,990
Beverages-Alcoholic/Soft Drink - 2.71%
The Coca-Cola Co.	20,838	1,243,195
PepsiCo, Inc.	5,897	1,075,318

		2,318,513

Biological Products - 0.21%
Gilead Sciences, Inc. (2)	2,321	178,578

Cable & Other Pay Television Services - 1.54%
Comcast Corp., Class A	33,487	1,317,713

Chemicals-Diversified - 1.97%
RPM International, Inc.	21,097	1,683,330

Chemicals-Specialty - 0.43%
Albemarle Corporation (2)	1,883	364,417

Commercial Services - 1.51%
Ecolab, Inc.	7,830	1,292,342

Communications Equipment - 1.63%
Qualcomm, Inc.	12,248	1,389,046

Consumer, Durable & Apparel - 0.61%
Sony Group Corp. ADR (2)	5,582	523,033

Containers-Paper/Plastic - 1.23%
Amcor PLC (Jersey)	108,731	1,048,167

Cosmetics & Personal Care - 1.22%
Colgate-Palmolive Co.	14,054	1,045,337

Diversified Operations - 1.62%
Corning, Inc.	44,815	1,380,750

Electronic Equipment - 2.11%
Carrier Global Corp.	11,898	486,628
Emerson Electric Co.	16,968	1,318,074

		1,804,702
Electronic-Semiconductors - 1.22%
Intel Corp.	33,198	1,043,745

Financial Services Misc - 2.72%
American Express Co.	4,958	786,140
Paychex, Inc.	14,631	1,535,231

		2,321,371
Food-Misc Preparation - 5.60%
Archer Daniels-Midland Co.	20,855	1,473,406
Conagra Brands, Inc.	32,773	1,142,795
General Mills, Inc.	12,663	1,065,718
Hormel Foods Corp.	28,749	1,099,649

		4,781,568
General Household Products - 0.99%
Stanley Black & Decker, Inc.	11,260	844,162

Guided Missiles & Space Vehicles & Parts - 0.26%
Lockheed Martin Corp.	504	223,781

Healthcare - 2.33%
AbbVie, Inc.	8,701	1,200,390
UnitedHealth Group, Inc.	1,619	788,842

		1,989,232
Industrial Inorganic Chemicals - 0.20%
Air Products & Chemicals, Inc.	646	173,864

Insurance-Life/Property/Casual - 3.75%
AFLAC, Inc.	22,743	1,460,328
The Travelers Companies, Inc.	10,278	1,739,449

		3,199,777
Leisure Products - 1.28%
Polaris, Inc.	10,116	1,089,594

Leisure Services - 0.75%
The Walt Disney Co. (2)	7,269	639,381

Machinery-Const./Mining/Farming - 3.93%
Caterpillar, Inc.	8,595	1,768,421
Deere & Co.	4,581	1,584,934

		3,353,355
Machinery-Electrical Equipment - 3.98%
Dover Corp.	10,880	1,450,630
Johnson Controls International PLC (Ireland)	11,066	660,640
Tennant Co.	17,601	1,286,633

		3,397,903
Manufacturing - 2.02%
Illinois Tool Works, Inc.	7,882	1,724,030

Materials - 0.64%
Nucor Corp.	4,172	550,954

Medical/Dental-Supplies - 2.06%
Becton Dickinson & Co.	7,291	1,762,672

Medical Instruments/Products - 1.32%
Medtronic PLC (Ireland)	13,661	1,130,584

Medical-Drugs - 5.74%
Abbott Laboratories	13,790	1,406,580
Johnson & Johnson	10,557	1,636,968
Merck & Co., Inc.	11,701	1,291,907
Pfizer, Inc.	14,981	569,578

		4,905,033
National Commercial Banks - 1.22%
JPMorgan Chase & Co.	7,693	1,044,017

Paper & Paper Products - 1.71%
Kimberly Clark Corp.	10,884	1,461,504

Petroleum Refining - 2.44%
Chevron Corp.	2,663	401,101
Exxon Mobil Corp.	16,476	1,683,518

		2,084,619
Refuse Systems - 2.10%
Waste Management, Inc.	11,086	1,795,045

Retail-Catalog & Mail Order Houses - 0.82%
Amazon.com, Inc. (2)	5,796	698,882

Retail-Food & Restaurant - 2.47%
Starbucks Corp.	8,452	825,253
Yum! Brands, Inc.	9,992	1,285,870

		2,111,123
Retail-Variety Stores - 1.83%
Costco Wholesale Corp.	3,054	1,562,304

Retail/Wholesale-Bldg Products - 2.01%
The Home Depot, Inc.	6,056	1,716,573

Services-Computer Programming, Data Processing, Etc. - 1.95%
Alphabet, Inc Class A (2)	13,565	1,666,732

Services-Prepackaged Software - 2.63%
Microsoft Corp.	6,830	2,242,904

Shoes & Related Apparel - 0.91%
Nike, Inc. Class B	7,402	779,135

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.77%
The Procter & Gamble Co.	10,598	1,510,215

Telecommunications Services - 0.61%
Cisco Systems, Inc.	8,849	439,530
Verizon Communications, Inc.	2,243	79,918

		519,448
Textile-Apparel/Mill Products - 0.38%
VF Corp.	19,088	328,695

Transportation-Railroads - 1.96%
Union Pacific Corp.	8,680	1,671,076

Utility-Electric - 4.72%
Duke Energy Corp.	14,100	1,258,989
MDU Resources Group, Inc.	32,217	940,092
NextEra Energy, Inc.	24,914	1,830,182

		4,029,263
Utility-Gas Distribution - 1.11%
National Fuel Gas Co.	18,616	947,741

Utility-Water - 1.83%
Essential Utilities, Inc.	38,330	1,561,564

Total Common Stock	(Cost $ 41,175,894)	83,152,372

Limited Partnerships - 1.23%

Enterprise Products Partners LP	29,282	741,713
Magellan Midstream Partners LP (2)	5,097	306,890

		1,048,603

Total Limited Partnerships	(Cost $ 769,403)	1,048,603

Real Estate Investment Trust - 0.42%

Simon Property Group, Inc.	3,436	361,295

Total Real Estate Investment Trust	(Cost $ 362,097)	361,295

Money Market Registered Investment Companies - 0.84%

Fidelity Investments Money Market Funds - Government Portfolio, Class I 4.99% (3)	717,662	717,662

Total Money Market Registered Investment Companies	(Cost $ 717,662)	717,662

Total Investments - 99.83%	(Cost $ 43,025,056)	85,279,932

Other Assets less Liabilities - .17%		141,501

Total Net Assets - 100.00%		85,421,433

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$85,279,932	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$85,279,932	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at May 31, 2023.